Employees' Defined Benefit Plans, Japanese plans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Change in plan assets:
Fair value of plan assets at end of year	¥ 14,841	¥ 7,658
Japanese plans
Change in benefit obligation:
Benefit obligation at beginning of year	14,255	15,455
Service cost	910	983
Interest cost	197	213
Actuarial loss	163	337
Acquisition and other	26	691
Plan amendment		(625)
Curtailments		(221)
Settlements		(1,304)
Benefits paid	(1,472)	(1,274)
Defined Benefit Plan, Benefit Obligation	14,079	14,255
Change in plan assets:
Fair value of plan assets at beginning of year	7,096	7,699
Actual return on plan assets	823	330
Employer contribution	622	677
Settlements		(1,043)
Benefits paid	(714)	(567)
Fair value of plan assets at end of year	7,827	7,096
Funded status	¥ (6,252)	¥ (7,159)